Stock-based Employee Incentive Plans - Stock option and SAR Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of stock options	$ 242,000	$ 329,000	$ 296,000
Payments for taxes for net share settlement of equity awards	97,000	71,000	72,000
Employee Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of stock options	242,000	329,000	296,000
Payments for taxes for net share settlement of equity awards	97,000	71,000	72,000
Intrinsic value of stock options and SARs exercised	79,000	176,000	244,000
Fair value of stock options and SARs vested	$ 324,000	$ 341,000	$ 298,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding at December 31, 2017	20,530
Shares granted	7,144
Shares exercised	(2,993)
Shares forfeited	(908)
Shares expired	(864)
Shares, Outstanding at December 31, 2018	22,909	20,530
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, outstanding at December 31, 2017 ($ per share)	$ 75.32
Weighted average exercise price, granted ($ per share)	51.06
Weighted average exercise price, exercised ($ per share)	44.62
Weighted average exercise price, forfeited ($ per share)	86.97
Weighted average exercise price, expired ($ per share)	81.79
Weighted average exercise price, outstanding at December 31, 2018 ($ per share)	$ 71.15	$ 75.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average contractual term, outstanding at December 31, 2018	4 years 29 days
Aggregate Intrinsic value outstanding at December 31, 2018	$ 165,245
Shares exercisable at December 31, 2018	11,436
Weighted average exercise price exercisable at December 31, 2018	$ 72.69
Weighted average remaining contractual term exercisable at December 31, 2018	2 years 2 months 23 days
Aggregate intrinsic value exercisable at December 31, 2018	$ 73,784
Shares vested at December 31, 2018 and expected to vest in the future	22,532
Weighted average exercise price vested at December 31, 2018 and expected to vest in the future	$ 71.18
Weighted average remaining contractual term vested at December 31, 2018 and expected to vest in the future	4 years 18 days
Aggregate intrinsic value vested at December 31, 2018 and expected to vest in the future	$ 163,596